Financial instruments and management of financial risks - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Current assets, fair value and carrying value	$ 19,000,000			$ 3,000,000
Current liabilities, fair value and carrying value	1,000,000			5,000,000
Non-current liabilities, fair value and carrying value	0			$ 17,000,000
Current assets derivatives | Currency risk related to purchases | European euros
Disclosure of detailed information about financial instruments [line items]
Price	$ 1.00		€ 0.86
Current assets derivatives | Currency risk related to purchases | HFT | India, Rupee
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	—	—	—	2022	2022	2022	2022
Current assets, notional amount	$ 0			$ 10,000,000
Current assets, fair value and carrying value	$ 0			0
Price				$ 1.00	₨ 76.21
Current assets derivatives | Currency risk related to purchases | HFT | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2023	2023	2023	—	—	—	—
Current assets, notional amount	$ 53,000,000			$ 0
Current assets, fair value and carrying value	0			$ 0
Price	$ 56.90	₱ 1.00
Current assets derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2023	2023	2023	2022	2022	2022	2022
Current assets, notional amount	$ 21,000,000			$ 21,000,000
Current assets, fair value and carrying value	19,000,000			3,000,000
Price				$ 1.00			€ 0.86
Derivative assets non-current | Currency risk related to purchases | European euros
Disclosure of detailed information about financial instruments [line items]
Price	$ 1.00		€ 0.86
Derivative assets non-current | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2025	2025	2025
Current assets, notional amount	$ 341,000,000
Current assets, fair value and carrying value	13,000,000
Current liabilities derivatives | Currency risk related to purchases | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Price	$ 1.00	₱ 53.55
Current liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | Philippine peso
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date	2023	2023	2023	2022	2022	2022	2022
Price				$ 1.00		₱ 50.10
Current liabilities, notional amount	$ 50,000,000			92,000,000
Current liabilities, fair value and carrying value	$ 1,000,000			$ 3,000,000
Current liabilities derivatives | Currency risk related to purchases | HFT | India, Rupee
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2022	2022	2022	2022
Price				$ 1.00	₨ 74.99
Current liabilities, notional amount				2,000,000
Current liabilities, fair value and carrying value				$ 0
Current liabilities derivatives | Interest rate risk non fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2022	2022	2022	2022
Current liabilities, notional amount				$ 95,000,000
Current liabilities, fair value and carrying value				$ 2,000,000
Interest rate on borrowings				264.00%
Non-current liabilities derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euros
Disclosure of detailed information about financial instruments [line items]
Maximum maturity date				2025	2025	2025	2025
Current assets, notional amount				$ 362,000,000
Current assets, fair value and carrying value				17,000,000
Price				$ 1.00			€ 0.86
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments [line items]
Hedge ratio	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%